Cash Flow Adjustments and Changes in Working Capital	6 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital	Cash Flow Adjustments and Changes in Working Capital

	Six Months Ended December 31
Non-cash adjustments	2024 £’000	2023 £’000
Depreciation, amortisation and impairment of non-financial assets	24,133	18,761
Interest income	(720)	(3,522)
Interest expense	5,604	2,060
Foreign exchange (gain) / loss	(2,493)	3,408
Grant income	(923)	(1,458)
Research and development tax credit	(271)	(2,501)
Share-based compensation expense	21,965	23,556
Fair value movement on contingent consideration	(1,871)	(8,706)
Fair value movement of financial liabilities	25	238
Loss on disposal of non-current assets	688	107
Loss / (gain) on right of use assets disposals	70	(110)
Total non-cash adjustments	46,207	31,833

	Six Months Ended December 31
Net changes in working capital	2024 £’000	2023 £’000
Decrease in trade and other receivables	700	7,871
(Decrease) in trade and other payables	(13,416)	(11,185)
Total changes in working capital	(12,716)	(3,314)